ACQUISITION OF PERCEIVEMD - (Disclosure of allocation of the purchase consideration) (Details) - PerceiveMD [Member]	Aug. 10, 2021 CAD ($)
Assets acquired:
Cash	$ 26,302
Accounts receivable	13,647
Corporate taxes receivable	26,000
Assets acquired	65,949
Liabilities assumed:
Accounts payable and other accrued liabilities	(19,206)
Fair value of net assets acquired	46,743
Purchase consideration
Share consideration	2,010,976
Cash consideration	10,000
Purchase consideration	2,020,976
Identifiable intangible asset:
Patient relationships	414,000
Deferred tax liability	(112,000)
Goodwill	$ 1,672,233